Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total principal	$ 3,206,468	$ 3,426,568
Less debt issuance costs and other	(57,617)	(62,694)
Total debt	3,148,851	3,363,874
Less current portion	(528,568)	(485,069)
Long-term portion	2,620,283	2,878,805
U.S. Dollar-denominated Revolving Credit Facilities due through 2019 [Member]
Debt Instrument [Line Items]
Total principal	178,949	429,279
Norwegian Kroner Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Total principal	300,578	327,941
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Total principal	116,967	129,133
Total debt	117,000
U.S. Dollar denominated Term Loans due through 2028 [Member]
Debt Instrument [Line Items]
Total principal	2,135,135	2,037,766
Total debt	2,100,000
U.S. Dollar Non-Public Bond due through 2024 [Member]
Debt Instrument [Line Items]
Total principal	174,839	202,449
U.S. Dollar Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Total principal	$ 300,000	$ 300,000